CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (17,631)	$ (6,744,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account		(117,255)
Changes in operating assets and liabilities:
Prepaid expenses		(299,666)
Accrued expenses		4,934,643
Net cash used in operating activities	(17,631)	(2,227,118)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(828,000,000)
Net cash used in investing activities		(828,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		813,600,000
Proceeds from sale of Private Placement Warrants		16,400,000
Advances from related party	17,631	193,137
Repayment of advances from related parties		(17,631)
Proceeds from Investors in connection with business combination		95,999,990
Repayment of Investors funds in connection with business combination		(68,000,000)
Proceeds from promissory note—related party		1,106,208
Repayment of promissory note—related party		(300,000)
Payment of offering costs		(776,346)
Net cash provided by financing activities	17,631	858,230,358
Net Change in Cash		28,003,240
Cash—Beginning		0
Cash—Ending	0	28,003,240
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption		795,251,020
Change in value of ordinary shares subject to possible redemption		(6,744,844)
Deferred underwriting fee		28,980,000
Deferred offering cost included in accrued offering costs	$ 100,346	$ 0